Equipment Financings - Schedule of Remaining Future Minimum Lease Payments for Financed Equipment Obligations (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Capital Lease Obligations [Abstract]
2017		$ 274,367
2017	$ 79,763
2018	338,273	242,040
2019	313,529	205,067
2020	277,291	203,107
2021	267,665	203,107
Thereafter	522,397	381,354
Total payments	1,798,918	1,509,042
Less amount representing interest	(544,210)	(467,725)
Present value of payments	1,254,708	1,041,317
2017		27,495
2017	8,954
2018	58,355	27,490
2019	68,925	26,733
2020	54,768	26,664
2021	48,802	26,664
Thereafter	88,313	37,774
Total payments	328,117	172,820
Present value of payments	$ 328,117	$ 172,820